Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates	12 Months Ended
Sep. 30, 2022
Convertable and Promissory Notes Payable – Related Party Officer and his Affiliates [Abstract]
CONVERTIBLE AND PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

NOTE 9 - CONVERTIBLE AND PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

The related party officer and his affiliates convertible and other notes balance consisted of the following at September 30, 2022 and September 30, 2021:

	September 30, 2022	September 30, 2021
Principal	$13,537	$-
Long term	$13,527	$-

Convertible Notes

The Company has a $840,000 convertible note payable (“Note 1”) to a related party entity controlled by the Company’s CEO. Note 1 bear interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion.

On April 15, 2020, the Company amended the above Note 1 first issued to AIG and subsequently assigned to Pike Falls LLC (entities controlled by the Company’s CEO) in amount of $840,000, with a principal and accrued interest balance of $688,444, and $210,409, respectively at June 30, 2020. The amendment changes conversion terms, which now state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during the thirty days prior to conversion, increases the interest rate to 10%, and has a maturity date of January 7, 2022. The change in conversion terms has been treated as a debt extinguishment and the modified note is treated as stock settled debt under ASC 480, and a put premium of $688,444 was recognized with a charge to loss on debt extinguishment. The principal balance was $377,194 and accrued interest was $221,323 at September 30, 2020. As of September 30, 2021, Note 1 principal has been fully converted or paid in cash along with accrued interest of $224,370, and the accrued interest balance was $0 as of September 30, 2021. $377,194, related to put premiums was recognized as a gain on extinguishment of debt during the year ended September 30, 2021.

The Company has a convertible note payable (for an unspecified amount) with the Company’s CEO. This line of credit (“LoC”) bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, and on December 23, 2018 the maturity date of the LoC was extended to September 23, 2024. The holder of the LoC has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. This LoC is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula. During the year ended September 30, 2020 the Company was advanced $64,940 and repaid $132,803, on this LoC. As of September 30, 2020, the LoC had not been converted and the balance was $99,142, and accrued interest was $31,260. During the year ended September 30, 2021 the balance of the LoC principal was fully paid in cash along with all accrued interest, totaling $32,900.

On July 2, 2019, the Company issued a convertible note payable (“Note 2”) to an affiliate of the Company’s CEO for $15,000 cash. The funds were paid directly to a vendor to the Company. The note had an original maturity of June 9, 2020; however, the note was amended effective September 30, 2020 and the new maturity is May 31, 2022. The note bears interest at 10% and may be converted into the Company’s common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $15,000 with a charge to interest expense for the note. The note principal and accrued interest ($2,155) was fully repaid during the year ended September 30, 2021 and put premium of $15,000, was recognized as gain on debt extinguishment. Accrued interest was $0 at September 31, 2021 and $1,843, at September 30, 2020.

On September 13, 2019, the Company issued a convertible note payable to an entity controlled by the Company’s CEO for $17,000 in cash. The note had an original maturity of June 9, 2020., The note was amended, effective September 30, 2020, and the new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company’s common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $17,000 with a charge to interest expense for the notes. The note principal and accrued interest of $2,152 was fully repaid and a put premium of $17,000, was recognized as gain on debt extinguishment during the year ended September 30, 2021. Accrued interest was $1,799, at September 30, 2020.

On December 30, 2018 the Company issued a promissory note to the CEO for a $400,000 in cash. The note bears interest at 12% per annum, matures on January 7, 2024 and required monthly payment of principal of $5,000 with a balloon payment at maturity. On April 14, 2020, the Company amended the above note first issued to Michael Bannon (the Company’s CEO) with a principal and interest balance of $367,500, and $76,619, respectively at September 30, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the interest rate to 10%, and extends the maturity date to January 7, 2024. The change in conversion terms was treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and a put premium of $367,500 was recognized with a charge to interest expense. The note principal and accrued interest of $83,133 was fully repaid in cash during the year ended September 30, 2021 and a gain on debt extinguishment was recognized for the premium upon cash repayment. The accrued interest balance was $76,619 at September 30, 2020.

On January 19, 2019 the Company issued a, promissory note to the CEO for a $200,000, cash loan. The note bears interest at 12% per annum, matures on September 23, 2021 and requires monthly payments of $2,500 principal. On April 14, 2020, the Company amended the note with a principal and interest balance of $195,000, and $17,947. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the note interest rate to 10%, and extends the maturity date to April 15, 2026. The change in conversion terms has been treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and put premium of $195,000 has been recognized with a charge to loss on debt extinguishment. During 2020, $14,250 was repaid and $180,750 was converted to common stock. Accrued interest of $20,855 was repaid as of September 30, 2021.

On April 15, 2020, the Company issued a convertible note payable to Michael Bannon (the Company’s CEO) in the principal amount of $69,391, in replacement for the amounts owed to an entity controlled by Mr. Bannon The new note interest rate is 10%, and it matures on January 31, 2022. The new note principal and interest may be converted into the Company’s common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice. This issuance was treated as a debt extinguishment of the old note and the new note conversion terms have been treated as stock settled debt under ASC 480, and put premium of $69,391 was recognized with a charge to interest expense. The principal and accrued interest was $69,391 and $5,332 respectively as of September 30, 2020. During the year ended September 30, 2021 the principal and accrued interest of $6,206 was fully paid in cash and $69,391 was recognized as gain on extinguishment of debt.

Other Notes Payable

On December 22, 2020 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. The principal and interest due were fully paid at September 30, 2021.

On May 21, 2021 a promissory note was issued to the CEO by Howco for $40,000 having weekly payments of $2,080 for twenty-five weeks, which include a total of $12,000 of interest. During the year ended September 30, 2021, repayments of principal were $40,000 and interest of $8,308 were changed to Interest Expense and were made reducing the principal balance to $0. Interest charged was reduced due to early repayment.

On June 27, 2021 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. During the year ended September 30, 2021, repayments of principal were $50,000 and interest of $6,692 were changed to Interest Expense and were made reducing the principal balance to $0. Interest charged was reduced due to early repayment.

On July 12, 2021 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. During the year ended September 30, 2021, repayments of principal of $50,000 were made reducing the principal balance to $0 and interest of $6,135, were changed to interest expense.

During the year ended September 30, 2021, the CEO extended short-term advances totaling $60,400, which were fully repaid as of September 30, 2021.

On January 25, 2022 a promissory note was issued to the CEO by Howco for $75,000 having weekly payments of $3,870 for twenty-five weeks, which include a total of $21,750 of interest. The principal at September 30, 2022 was $0 and interest of $18,945, was charged to interest expense. The note was repaid early therefore the interest charged was less than under the original agreement.

On April 25, 2022 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $1,570 for fifty weeks, which include a total of $28,500 of interest. The principal at September 30, 2022 was $13,537 and interest of $10,783, was charged to interest expense. The note is being repaid faster than the original payment terms and therefore the interest will be lower than the original agreement terms.